Fair Value Measurements	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust	$230,758,660	$—	$—

As of September 30, 2020, the Investments held in the Trust Account were comprised of U.S. Treasury securities, maturing in December 2020 with an aggregate fair value of $230,755,840 and a cash balance of $2,820.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three and nine months ended September 30, 2020.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.